Note 3 - Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of useful lives and rates [text block]
Assets	Method	Period/Rate

Furniture and office equipment	Declining balance	20%	to	30%
Computer equipment	Declining balance		30%
Laboratory equipment	Declining balance		30%
Production equipment (in years)	Straight-line		10
Assets	Period (in years)

Patents		20
License	8	to	14